Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Summarized Activity, Assets, and Liabilities Of Discontinued Operations
The following table displays summarized activity in the Company’s consolidated statements of operations for discontinued operations during the years ended December 31, 2013, 2012, and 2011.

Years ended December 31	2013	2012	2011
Net sales	$2,469	$2,429	$3,812
Operating earnings	268	347	460
Gains on sales of investments and businesses, net	3	7	474
Earnings before income taxes	266	341	925
Income tax expense	100	130	349
Earnings from discontinued operations, net of tax	166	211	576

The following table displays a summary of the assets and liabilities held for sale as of December 31, 2013 and 2012:

	2013	2012
Assets
Accounts receivable, net	$551	$523
Deferred income taxes	219	234
Inventories, net	175	174
Other current assets	134	136
Property, plant and equipment, net	115	108
Investments	19	16
Goodwill	1,149	1,149
Other assets	95	134
	$2,457	$2,474
Liabilities
Accounts payable	$231	$180
Accrued liabilities	639	639
Other liabilities	171	174
	$1,041	$993